INTERIM FINANCIAL INFORMATION (Policies)	6 Months Ended
Jun. 30, 2024
INTERIM FINANCIAL DATA [Abstract]
Basis of accounting
Basis of accounting

The condensed consolidated financial statements are prepared in accordance with U.S. GAAP. The condensed consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries including variable interest entities in which the Company is deemed to be the primary beneficiary. All inter-company balances and transactions have been eliminated on consolidation.

The condensed consolidated financial statements are prepared in accordance with the accounting policies described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2023.

Recently Issued Accounting Standards
Recently Issued Accounting Standards

The following is a brief discussion of a selection of recently released accounting pronouncements that are considered pertinent to the Company’s business and are not yet adopted.

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). Among other things, these amendments require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than five percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate). The amendments are effective for the Company beginning after December 15, 2024. The Company does not expect the changes prescribed in ASU 2023-09 to have a material impact on its consolidated financial statements and related disclosures, however, the Company will re-evaluate the amendments based on the facts and circumstances at the time of implementation of the guidance.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. The amendments are effective for the Company for the year ending December 31, 2024, interim periods within 2025 and will be applied retrospectively to all prior periods presented. The Company is currently assessing the potential impact of ASU 2023-07 on the disclosures in its Annual Report on Form 20-F for the year ending December 31, 2024.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management of the Company believes that the accounting estimates and assumptions that have been made are appropriate given the continuing market volatility surrounding the impacts of the Russian-Ukrainian conflict, the developments in the Middle East and significant global inflationary pressures. However, actual results could differ materially from those estimates.